Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000081186 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000081186 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000081186 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000081186 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000081186 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081186 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000081186 | SectorElectric
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000081186 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081186 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000081186 | SectorOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081186 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081186 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081186 | SectorMiscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081186 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000081186 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000216698 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000216698 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216698 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000216699 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000216699 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216699 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000201033 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	220.40%
C000201033 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
C000201033 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
C000201033 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000201033 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000201033 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000201033 | Retail
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000201033 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000201033 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000201033 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000201033 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000201033 | REITS
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000201033 | Internet
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000201033 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000201033 | Other
Holdings [Line Items]
Percent of Net Asset Value	(32.60%)
C000173320 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000173320 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000173320 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000173320 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000173320 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000173320 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000173320 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000173320 | SectorHealthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000173320 | SectorAuto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173320 | SectorElectronics
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173320 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173320 | SectorWater
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173320 | SectorMachinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000173320 | SectorPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227805 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000227805 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227805 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227805 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227805 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227805 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000227805 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227805 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000227805 | SectorSemiconductors
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000227805 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227805 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227805 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227805 | SectorMachinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227805 | SectorVenture Capital
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227805 | SectorCommodity Fund
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000226855 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000226855 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
C000226855 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226855 | REITS
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000226855 | Internet
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000226855 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000226855 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000226855 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000256704 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000256704 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000256704 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000256704 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256704 | REITS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256704 | Electric
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000256704 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256704 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000256704 | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000256704 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000256704 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000256704 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000256704 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000099071 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099071 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099071 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099071 | SectorOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099071 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099071 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000099071 | SectorElectronics
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099071 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099071 | SectorMachinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000099071 | SectorSemiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099071 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000099071 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000099071 | SectorLodging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099071 | SectorHealthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099071 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237353 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237353 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000227806 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000227806 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
C000227806 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000227806 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227806 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000211119 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000211119 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211119 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000211119 | REITS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211119 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000211119 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000211119 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000211119 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000215439 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000215439 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000215439 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223023 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000223023 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223023 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000223023 | Commodity Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000092409 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	146.40%
C000092409 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000092409 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000092409 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000092409 | Retail
Holdings [Line Items]
Percent of Net Asset Value	(13.30%)
C000092409 | REITS
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000092409 | Internet
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000092409 | Other
Holdings [Line Items]
Percent of Net Asset Value	(26.30%)
C000092409 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000092409 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000092409 | Banks
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000092409 | Software
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000092409 | Computers
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000092409 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000092409 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000226856 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000226856 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000226856 | Retail
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000226856 | Internet
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226856 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226856 | Food
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000105934 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000105934 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000105934 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000105934 | Commodity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105934 | Written Call Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000105934 | Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000105934 | Debt Fund
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000194564 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000194564 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000194564 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000194564 | REITS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000194564 | Internet
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000194564 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000194564 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000194564 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000194564 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000194564 | Computers
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000194564 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000194564 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.90%

[1]	Less than 0.05%.
[2]	Less than 0.05%.